Loans and Allowance for Credit Losses (Changes in the Allowance for Credit Losses) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Loans and Allowance for Credit Losses
Balance at beginning of fiscal year	¥ 1,315,615		¥ 1,156,638		¥ 1,134,940
Provision for credit losses	292,035		647,793		626,947
Charge-offs	385,770		520,772		603,298
Less-Recoveries	43,670		52,372		26,446
Net charge-offs	342,100		468,400		576,852
Others	(25,094)	[1]	(20,416)	[1]	(28,397)	[1]
Balance at end of fiscal year	¥ 1,240,456		¥ 1,315,615		¥ 1,156,638

[1]	Others principally include losses (gains) from foreign exchange translation. In addition, for the fiscal year ended March 31, 2010, others include adjustments related to restructuring of business operations.